Schedule of investments
Delaware Ivy VIP Global Equity Income
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.83%Δ
Denmark − 3.92%
Novo Nordisk Class B	92,330	$ 10,240,887
		10,240,887
France − 12.02%
Air Liquide	59,510	10,410,913
Danone	126,180	6,970,562
Orange	526,180	6,230,655
Publicis Groupe	390	23,671
Sanofi	300	30,672
Sodexo	95,480	7,769,773
		31,436,246
Germany − 11.54%
adidas AG	36,020	8,393,598
Deutsche Telekom	1,590	29,612
Fresenius Medical Care AG & Co.	146,430	9,812,396
Knorr-Bremse	48,880	3,746,995
RWE	720	31,351
SAP	73,530	8,149,194
Siemens	100	13,847
		30,176,993
Ireland − 0.00%
CRH	300	11,966
		11,966
Japan − 5.96%
Asahi Group Holdings	103,400	3,765,878
ITOCHU *	700	23,678
Kao	148,100	6,047,021
Kirin Holdings	1,700	25,392
Lawson	600	22,968
Makita	90,300	2,889,293
ORIX	900	17,939
Seven & i Holdings	58,000	2,765,278
Tokio Marine Holdings *	300	17,458
		15,574,905
Netherlands − 3.37%
Koninklijke Ahold Delhaize	274,270	8,822,036
		8,822,036
South Africa − 0.02%
Anglo American	740	38,452
Thungela Resources †	1	13
		38,465
Spain − 4.66%
Amadeus IT Group †	187,470	12,188,944
		12,188,944
Sweden − 6.03%
Essity Class B *	266,600	6,291,502
H & M Hennes & Mauritz Class B	216,790	2,910,979
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Lundin Energy *	730	$ 30,641
Securitas Class B	579,660	6,539,331
		15,772,453
Switzerland − 9.68%
Nestle	84,320	10,963,174
Roche Holding	18,720	7,406,790
Swatch Group	24,400	6,917,985
Zurich Insurance Group	50	24,695
		25,312,644
United Kingdom − 9.55%
3i Group	1,550	28,028
AstraZeneca	260	34,479
Diageo	217,840	11,049,842
Intertek Group	54,590	3,724,008
Smith & Nephew	636,220	10,119,001
Unilever	300	13,621
		24,968,979
United States − 31.08%
3M	39,700	5,910,536
Cisco Systems	490	27,322
Clorox	50,320	6,995,990
Conagra Brands	189,480	6,360,844
Constellation Energy	179	10,069
CVS Health	290	29,351
Eastman Chemical	240	26,894
Exelon	540	25,720
General Mills	24,900	1,686,228
Henry Schein †	112,320	9,793,181
Ingredion	79,690	6,944,983
Kimberly-Clark	68,180	8,397,049
Lamb Weston Holdings	194,940	11,678,855
Merck & Co.	116,560	9,563,748
Parker-Hannifin	9,790	2,778,010
Pfizer	155,990	8,075,602
Procter & Gamble	180	27,504
Public Service Enterprise Group	440	30,800
Raytheon Technologies	350	34,675
Schneider Electric	150	25,184
VF	390	22,175
Visa Class A	12,810	2,840,874
		81,285,594
Total Common Stocks (cost $267,697,810)		255,830,112

NQ-IV083 [3/22] 5/22 (2218368)    1

Schedule of investments
Delaware Ivy VIP Global Equity Income (Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Fund – 1.67%
Vanguard S&P 500 ETF	10,540	$ 4,375,892
Total Exchange-Traded Fund (cost $4,426,129)		4,375,892

Short-Term Investments – 0.17%
Money Market Mutual Fund – 0.17%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	451,885	451,885
Total Short-Term Investments (cost $451,885)		451,885
Total Value of Securities Before Securities Lending Collateral−99.67% (cost $272,575,824)		260,657,889

Securities Lending Collateral – 2.60%
Money Market Mutual Fund − 2.60%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	6,786,049	6,786,049
Total Securities Lending Collateral (cost $6,786,049)		6,786,049
Total Value of Securities−102.27% (cost $279,361,873)		267,443,938■
Obligation to Return Securities Lending Collateral — (2.60%)	(6,786,049)
Receivables and Other Assets Net of Liabilities — 0.33%	858,807
Net Assets Applicable to 41,067,040 Shares Outstanding — 100.00%	$261,516,696
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $6,829,379 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $43,330.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	152,856	USD	(169,293)	4/4/22	$—	$(178)
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
2    NQ-IV083 [3/22] 5/22 (2218368)